Related-Party Transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Directors [member]
Disclosure of transactions between related parties [line items]
Short-term benefits (1)	$ 2	$ 2
Post-employment benefits	0	0
Share-based benefits (2)	2	2
Termination benefits	0	0
Total compensation	4	4
Senior officers [Member]
Disclosure of transactions between related parties [line items]
Short-term benefits (1)	23	23
Post-employment benefits	3	3
Share-based benefits (2)	35	54
Termination benefits	0	14
Total compensation	$ 61	$ 94